Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 171,495	$ 41,563	$ 39,838
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	61,563	46,978	43,912
Impairment of vessels	0	8,497	0
(Gain)/loss on sale of vessels	(7,770)	244	0
Amortization of deferred financing costs	8,279	4,085	3,108
Amortization of original issue discount/premium on repurchase of notes	8,615	3,269	1,140
Amortization of intangible (liabilities)/assets - charter agreements	(45,430)	(541)	1,933
Share based compensation	3,510	1,998	1,717
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable and other assets	(33,211)	3,132	(1,393)
(Increase)/decrease in inventories	(5,094)	(721)	174
Increase in derivative asset	(7,000)	0	0
Increase/(decrease) in accounts payable and other liabilities	5,939	(2,215)	2,284
(Decrease)/increase in related parties' balances, net	(1,107)	2,504	(6,251)
Increase/(decrease) in deferred revenue	104,160	(4,364)	6,869
Unrealized foreign exchange loss	0	0	50
Net cash provided by operating activities	263,949	104,429	93,381
Cash flows from investing activities:
Acquisition of vessels and intangibles	(463,750)	(23,060)	(72,997)
Cash paid for vessel expenditures	(4,611)	(4,089)	(9,528)
Net proceeds from sale of vessels	16,514	6,852	0
Advances for vessel acquisitions and other additions	(3,276)	(4,541)	(9,184)
Cash paid for drydockings	(19,226)	(14,756)	(7,390)
Time deposits acquired	(7,900)	0	0
Cash acquired in Poseidon Transaction, net of capitalized expenses	0	0	(826)
Net cash used in investing activities	(482,249)	(39,594)	(99,925)
Cash flows from financing activities:
Proceeds from issuance of 2024 Notes	22,701	20,054	39,765
Repurchase of 2022 Notes, including premium	(239,183)	(91,971)	(17,623)
Proceeds from drawdown of credit facilities and sale and leaseback	744,506	47,000	327,500
Repayment of credit facilities and sale and leaseback	(115,502)	(64,311)	(63,505)
Repayment of refinanced debt	(149,632)	(44,366)	(262,810)
Deferred financing costs paid	(13,790)	(1,193)	(7,904)
Net proceeds from offering of Class A common shares, net of offering costs	67,549	(74)	50,710
Retirement of Class A common shares	(10,000)	0	0
Proceeds from offering of Series B preferred shares, net of offering costs	51,234	18,647	1,056
Class A common shares - dividend paid	(27,940)	0	0
Series B Preferred Shares - dividend paid	(8,263)	(3,995)	(3,081)
Net cash provided by/(used in) financing activities	321,680	(120,209)	64,108
Net increase/(decrease) in cash and cash equivalents and restricted cash	103,380	(55,374)	57,564
Cash and cash equivalents and restricted cash at beginning of the year	92,262	147,636	90,072
Cash and cash equivalents and restricted cash at end of the year	195,642	92,262	147,636
Supplementary Cash Flow Information:
Cash paid for interest	49,528	59,769	70,630
Non-cash investing activities:
Unpaid drydocking expenses	5,799	1,321	3,676
Unpaid vessel expenditures	6,257	4,127	1,641
Unpaid advances for vessels' acquisitions and other additions	1,499	0	0
Acquisition of vessels and intangibles	96,344	0	0
Non-cash financing activities:
Issuance of 2024 Notes for the acquisition of vessels	35,000	0	0
Premium on the 2024 Notes issued for the acquisition of vessels	1,680	0	0
Unpaid offering costs	0	0	200
Net unrealized gain on interest rate cap	$ 227	$ 0	$ 0